[logo] PIONEER Investments(R)

March 24, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Pioneer Equity Income Fund (the “Fund”)

(File Nos. 333-46453 and 811-08657)

CIK No. 0000869356

Ladies and Gentlemen:

On behalf of the Fund, a Delaware statutory trust, and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the prospectus for the Fund, that was filed under Rule 497(e) on
March 12, 2014 (SEC accession number 0000869356-14-000007).

If you have any questions relating to the filing, please contact me at (617) 422-4703.

Very truly yours,

/s/ Eugenio Martinez
Eugenio Martinez
Legal Product Manager

cc:	Jeremy B Kantrowitz, Esq.

Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109-1820

“Member of the UniCredit S.p.A. Banking Group, Register of Banking Groups.”